Capital adequacy - Leverage ratio (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital adequacy
On-balance sheet exposures	SEK 249,244	SEK 278,324
Off-balance sheet exposures	42,168	35,626
Total exposure measure	SEK 291,412	SEK 313,950
Leverage ratio	5.90%	5.30%